Note 9 - Share based Compensation	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
9.	Share based compensation

General

On
February 24, 2017,
in connection with the IPO, the Company's board of directors and shareholders approved an equity compensation plan, the
2017
Omnibus Incentive Plan (the
“2017
Plan”), which became effective on
March 9, 2017,
to provide an additional incentive to selected officers, employees, non-employee directors, independent contractors and consultants of the Company (the “Participants”) under certain conditions. Under the
2017
Plan, the maximum number of the Company's ordinary shares reserved for issuance is
5,277,197
shares.

Restricted shares

The following table summarizes the Company's employee restricted share activities under the
2017
Plan:

	Numbers	Weighted average
	of shares	grant date fair value
		$
Outstanding at December 31, 2017	388,162	19.93
Granted	9,815	19.5
Vested	(147,727)	19.88
Forfeited	(95,000)	19.96
Outstanding at December 31, 2018	155,250	19.94
Granted	112,427	14.11
Vested	(113,102)	17.9
Forfeited	-	-
Outstanding at December 31, 2019	154,575	17.19
Granted	14,394	12.82
Vested	(38,023)	15.19
Forfeited	-	-
Outstanding at December 31, 2020	130,946	17.3
Expected to vest at December 31, 2020	88,446	16.91

As of
December 31, 2020,
there was
$556
of total unrecognized share-based compensation cost, related to unvested and expected to vest restricted shares. This unrecognized share-based compensation cost is expected to be recognized over an estimated weighted-average period of
1.71
years. Total unrecognized compensation cost
may
be adjusted for actual forfeitures occurring in the future.

The total fair value of restricted shares vested during the years ended
December 31, 2018,
2019
and
2020
was
$968,
$1,066,
and
$396,
respectively.

Share options

The following table summarizes the Company's share option activities under the
2017
Plan:

				Weighted
		Weighted		average
		average	Weighted	remaining	Aggregate
	Numbers	exercise	average grant	contractual	intrinsic
	of options	price	date fair value	term	value
		$	$	Years	$

Outstanding at December 31, 2017	343,000	29.00		9.98	27
Granted	130,000	25.08	14.49
Forfeited	(7,100)	29.00	19.91
Outstanding at December 31, 2018	465,900	27.91		9.12	-
Granted	19,700	13.96	8.63
Canceled	(335,900)	29.00	19.91
Outstanding at December 31, 2019	149,700	23.61		8.69	-
Granted	1,791,943	13.32	8.21
Forfeited	(2,594)	13.83	8.64
Outstanding at December 31, 2020	1,939,049	14.12		9.38	1,158
Exercisable as of December 31, 2020	631,950	16.54		9.07	201
Vested and expected to vest at December 31, 2020	1,842,891	14.02		9.38	1,142

As of
December 31, 2020,
there was
$7,224
of total unrecognized share-based compensation cost, related to unvested and expected to vest share options. This unrecognized share-based compensation cost is expected to be recognized over an estimated weighted-average period of
1.82
years. Total unrecognized compensation cost
may
be adjusted for actual forfeitures occurring in the future.

The total fair value of share options vested during the years ended
December 31, 2018,
2019
and
2020
was
$5,041,
$331,
and
$5,422,
respectively.

Fair value of options

The Black-Scholes-Merton formula was applied in determining the estimated fair value of the options granted. The model requires the input of highly subjective assumptions including the estimated expected share price volatility and the expected terms of awards. These estimates involve inherent risk and uncertainties and the application of management's judgment. The Company historically has limited available historical data to demonstrate consistent early exercise behavior. To determine the expected term of the awards, the Company applied a simplified method considering factors including the timing of achieving various performance conditions and their respective probabilities as well as the contractual life of the options. The risk-free interest rates for the periods within the expected term of the option are based on the U.S. Treasury rate. The volatility assumption was estimated based on historical volatility of the Company's share price. The Company's management was ultimately responsible for the determination of the estimated fair value of its share options.

The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

	December 31,
	2018	2019	2020

Fair value of ordinary share	24.87~26.09	13.96	10.37~17.94
Risk-free interest rate	2.73%~2.89%	1.62%~1.68%	0.11%~1.64%
Expected term (years)	5.9~6.2	5.0~7.1	5.0~10.0
Expected volatility	60%	70%	70%~75%
Expected dividend yield	0%	0%	0%
Contractual life (years)	10	10	10

The following table summarizes total share-based compensation expense recognized for the years ended
December 31, 2018,
2019
and
2020:

	Year Ended December 31,
	2018	2019	2020
	$	$	$

Research and development	6,821	630	4,124
General and administrative	(261)	1,471	4,070

Total	6,560	2,101	8,194